Warrants And Options (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Share Based Compensation Stock Options Activity
	Number of Stock Options	Weighted- Average Exercise Price
Outstanding at January 1, 2012	4,082,489	$0.83
Granted	506,275	$0.72
Exercised	(278,750)	$0.01
Cancelled	(1,146,639)	$0.93
Outstanding at June 30, 2012	3,163,375	$0.85
Options exercisable at June 30, 2012	2,556,532	$0.70

Share Based Compensation For Stock Warrants
	Number of Stock Warrants	Weighted- Average Exercise Price
Outstanding at January 1, 2012	3,048,000	$1.16
Granted	6,271,666	$0.49
Exercised	—	$0.00
Cancelled	—	$0.00
Outstanding at June 30, 2012	9,319,666	$0.71